Capital Stock - Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions (Details) - $ / shares		12 Months Ended
	Aug. 26, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2022
Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions [Abstract]
Stock price	$ 0.54	$ 0.54	$ 1.16
Exercise price		$ 0.54	$ 1.16
Expected risk free interest rate	3.77%	3.77%	4.75%
Expected volatility	136.90%	136.90%	166.40%
Expected life in years	5 years	5 years	5 years
Expected dividend yield
Grant date fair value per option		$ 0.48	$ 1.1	$ 4.1